Fair Value Information (Fair Value of Financial Instruments) (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 1 | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Cash and cash equivalents	[1]	$ 1,010	$ 1,075
Time Deposits	[2]	181	157
Fair Value, Inputs, Level 1 | Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Cash and cash equivalents	[1]	1,010	1,075
Time Deposits	[2]	181	157
Fair Value, Inputs, Level 2 | Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Short-term debt	[3]	3	2
Long-term Debt, Fair Value	[4]	6,828	7,534
Non-US government bonds Fair Value Disclosure	[5]	15	0
Fair Value, Inputs, Level 2 | Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Short-term debt	[3]	3	2
Long-term Debt, Fair Value	[4]	7,415	7,947
Non-US government bonds Fair Value Disclosure	[5]	$ 15	$ 0

[1]	Cash equivalents are composed of certificates of deposit, time deposits and other interest-bearing investments with original maturity dates of 90 days or less. Cash equivalents are recorded at cost, which approximates fair value.
[2]	Time deposits are composed of deposits with original maturities of more than 90 days but less than one year and instruments with original maturities of greater than one year, included in Other current assets or Other Assets in the Consolidated Balance Sheets, as appropriate. Time deposits are recorded at cost, which approximates fair value.
(c)Non-US government bonds are composed of foreign issued debt securities that are classified as held-to-maturity because we have the positive intent and ability to hold the securities to maturity. These securities are recorded at amortized cost and are included in Other current assets or Other Assets in the Consolidated Balance Sheets, as appropriate.

[3]	Short-term debt is composed of U.S. commercial paper and/or other similar short-term debt issued by non-U.S. subsidiaries, all of which are recorded at cost, which approximates fair value.
[4]	Long-term debt includes the current portion of these debt instruments. Fair values were estimated based on quoted prices for financial instruments for which all significant inputs were observable, either directly or indirectly.
[5]	Non-US government bonds are composed of foreign issued debt securities that are classified as held-to-maturity because we have the positive intent and ability to hold the securities to maturity. These securities are recorded at amortized cost and are included in Other current assets or Other Assets in the Consolidated Balance Sheets, as appropriate.